Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 3,653,141	$ 16,267,180
Total liabilities	1,428,659	1,944,889
Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,377,628	2,203,401
Total liabilities	639,577	827,990
U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		12,994,751
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,275,513	1,069,028
Total liabilities	789,082	1,116,899
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,377,628	2,573,952
Total liabilities	639,577	1,362,699
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,377,628	2,203,401
Total liabilities	639,577	827,990
Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		370,551
Total liabilities		534,709
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,275,513	13,693,228
Total liabilities	789,082	582,190
Level 2 [Member] | U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		12,994,751
Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,275,513	698,477
Total liabilities	789,082	582,190
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,716,860
Total liabilities		1,486,976
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	812,258
Total liabilities	775,086
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,051,049
Total liabilities		756,615
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		665,811
Total liabilities		730,361
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	812,258
Total liabilities	775,086
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,109,968
Total liabilities		1,049,647
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,051,049
Total liabilities		756,615
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		58,919
Total liabilities		293,032
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		606,892
Total liabilities		437,329
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	812,258
Total liabilities	775,086
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		606,892
Total liabilities		$ 437,329
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Level 2 [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	812,258
Total liabilities	$ 775,086